Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements represent the consolidation of iCap Vault 1, LLC and its wholly owned subsidiaries, Holding and Holding 1 and their wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting for Acquisitions

Accounting for Acquisitions

The Company allocates the purchase price of investment properties to the underlying assets (and liabilities, if applicable) based upon the estimated fair values at the date of acquisition. Investment properties generally consist of land and buildings. Management estimates the fair values at the date of acquisition using either internal valuations or third-party appraisals. The Company capitalizes acquisition-related costs and fees associated with asset acquisitions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Company’s cash accounts are held at major commercial banks which hold balances that at times may exceed the Federal Deposit Insurance Corporation (“FDIC”) limit.

The Company reserves a minimum of between 5-10% of the outstanding principal balances of Private Placement Notes to accommodate demand payments permitted by the private placement memorandum. The amounts are shown in the accompanying consolidated balance sheets as restricted cash.

Notes Receivable and Interest Income

Notes Receivable and Interest Income

Notes receivable are included in the accompanying consolidated balance sheets at the outstanding principal balance plus accrued interest. Interest income is recognized at the contractual rate of interest over the term of the note. The accrual of interest is discontinued when management believes, after considering collection efforts and other factors, the amount ultimately to be collected will be insufficient to cover the additional interest payments. The Company designates notes as non-performing at such time as (i) the note has a maturity default; or (ii) in the opinion of management, it is probable the Company will be unable to collect all amounts due according to the contractual terms of the note.

The Company may hold back funds from the issuance of notes. Generally, these funds are used to ensure timely interest payments at the inception of the note. In the event of an early note payoff, any unapplied hold back reserves would be first applied to any accrued but unpaid interest and then as a reduction of principal.

Management routinely reviews notes receivable for impairment and provides an allowance for credit losses if all or a portion of the note is determined to be uncollectible. Notes are charged off to the allowance for credit losses when the contractual amount is no longer realizable.

Investment Properties

Investment Properties

Investment properties consist of land and buildings and are stated at cost, less accumulated depreciation and amortization as applicable. Buildings are depreciated using a straight-line method over their estimated useful lives of 40 years. Expenditures for maintenance and repairs are charged to expense when incurred, while renewals and betterments that materially extend the life of an asset are capitalized. When assets are sold, retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheets and any resulting gain or loss is reflected in the consolidated statements of operations in the period realized.

Management evaluates investment properties for impairment when conditions exist which indicate that the carrying value of a property may not be fully recoverable. Management considers the value of the property may not be fully recoverable when the sum of expected future cash flows on an undiscounted basis (without interest) from the investment property is less than the carrying value under its historical net cost basis. If management determines the carrying value is not fully recoverable, it estimates the fair value of the investment property. Management considers expected future cash flows and factors such as future operating income, trends and prospects as well as the effects of leasing demand and competition when it estimates fair value of the investment property. If the estimated fair value of that investment property is less than the carrying values under its historical net cost basis, an impairment is recognized. The carrying values of the applicable investment properties are reduced to their relative fair values if management determines an impairment should be recognized. For investment properties to be disposed of, an impairment loss is recognized when the fair values, less the estimated cost to sell, is less than the carrying amount of the investment property measured at the time there is a commitment to sell the property and/or it is actively being marketed for sale. A property to be disposed of is reported at the lower of its carrying amount or its estimated fair value, less its cost to sell. Subsequent to the date that a property is held for disposition, depreciation expense is not recorded.

Finite-Lived Intangible Assets

Finite-Lived Intangible Assets

The costs of materials, consulting, payroll, and payroll related costs incurred in developing internal use computer software are capitalized when incurred. The cost of certain upgrades and enhancements to internal use software that result in additional functionality are also capitalized. Costs incurred during the preliminary project and post implementation stages are charged to expense as incurred. Once a development project is substantially complete and the software is ready for its intended use, software costs are amortized on a straight-line basis over a three-year estimated useful life.

Management evaluates finite-lived intangible assets for impairment when conditions exist which indicate that the carrying value may not be fully recoverable. If management determines the carrying value is not fully recoverable, it estimates the fair value of the finite-lived intangible asset. If the carrying value of the asset group exceeds the estimated fair value, an impairment charge of such excess is recorded. The Company fully impaired capitalized software of $157,143 for the year ended December 31, 2020.

Notes Payable and Related Costs

Notes Payable and Related Costs

Public Demand Notes and Private Placement Notes are recorded at the principal amount of the notes plus accrued but unpaid interest. Interest accrues daily and is recognized in the accompanying consolidated statements of operations when incurred. Costs incurred in the placement offerings are expensed as incurred.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The recorded amounts of the Company’s cash and restricted cash, accounts receivable, affiliated notes receivable, related party receivables and payables, accounts payable, accrued expenses and demand notes payable approximate their fair values based upon the relatively short-term maturity of these financial instruments.

Rental Income

Rental Income

Rental income includes revenue derived from fixed lease payments and are recognized on a straight-line basis over the non-cancelable period of the lease. The Company commences rental revenue recognition when the underlying asset is available for use by the lessee. The Company’s leases are classified as operating leases with terms generally one-year or less.

Income Taxes

Income Taxes

The Company is a limited liability company and is not taxable for federal and state income tax purposes. As a result, earnings or losses for federal and most state purposes are included in the tax returns of the sole member. Therefore, no provision or liability for income taxes has been included in the accompanying consolidated financial statements.

Holding and Holding 1 are subsidiaries, and as single member LLCs are considered disregarded entities for income tax purposes, as well the SPE subsidiaries of Holding.

Tax benefits from uncertain tax positions are recognized in the financial statements if management determines it is “more-likely-than-not” that the positions are sustainable based on their technical merits. The term “more-likely-than-not” contemplates a likelihood of more than 50 percent. The determination of whether the position meets this threshold is made based on the facts, circumstances and information available at the reporting date. Tax liabilities for tax uncertainties are carried by the Company until such time that the statute of limitations or period under audit for the applicable jurisdiction is settled. The Company is subject to income tax examinations by the U.S. federal, state or local tax authorities.

Liquidity and Going Concern

Liquidity and Going Concern

The Company has issued Public Demand Notes and Private Placement Notes through December 31, 2021 and does not have sufficient cash or sources of revenue to cover its operating costs and debt service. In addition, the Company and its subsidiaries have generated recurring losses from operations and negative operating cash flows since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern for one year following the date these consolidated financial statements are available to be issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the realization of the carrying value of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for one year following the date these consolidated financial statements are available to be issued. The Company is dependent upon raising additional financing through issuance of debt in order to implement its business plan. There can be no assurance that the Company will be successful in this situation in order to continue as a going concern. The Company is funding its initial operations from (1) payments of expenses by its related entities, which are included in related party payables on the consolidated balance sheets, (2) equity contributions, and (3) issuance of Public Demand Notes and Private Placement Notes.

The Company’s operations may be affected by the pandemic that has continued since 2020. The ultimate disruption which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on the Company’s financial position, operations and cash flows. Possible areas that may be affected include, but are not limited to, disruption to the Company’s ability to make investments through its subsidiaries, negative impact to revenue related to real estate holdings, negative impact on its workforce, unavailability of professional services and other resources, disruption to credit markets necessary for success of the Company’s business model, and the decline in value of assets held by the Company’s subsidiaries.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU updates Topic 326 by removing the thresholds that companies apply to measure credit losses on financial instruments measured at amortized cost, such as loans, receivables, and held-to-maturity debt securities. The guidance in ASU 2016-13 is effective for “public business entities,” for reporting periods beginning after December 15, 2022. Early adoption of the guidance is permitted for reporting periods beginning after December 15, 2018. Management is currently evaluating the impact that the pending adoption of this guidance will have on its consolidated financial statements.

Reclassification

Reclassification

Certain prior year balances in the consolidated statements of cash flows have been reclassified to conform with the current year presentation. The Company reflected non-cash issuances and corresponding redemptions of private placement demand notes of $494,765 used in financing activities, which reduced proceeds and repayments of private placement demand notes.